12 Months Ended
Feb. 27, 2015

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 24, 2015 TO THE PROSPECTUS

DATED FEBRUARY 27, 2015 OF:

PowerShares S&P 500® High Dividend Portfolio

Important Notice Regarding Change in the Name for the PowerShares S&P 500® High Dividend Portfolio (the "Fund")

Effective September 25, 2015, the name of the Fund will change to the PowerShares S&P 500® High Dividend Low Volatility Portfolio. Therefore, on that date, all references to the name of the Fund in the prospectus are replaced with PowerShares S&P 500® High Dividend Low Volatility Portfolio.

There will be no change to the investment objective, underlying index or methodology of the underlying index for the Fund.